Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Nov. 02, 2018	Nov. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance, shares	55,665,476			25,951,311	24,601,490	22,255,809
Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			30,946,405
Subordinate Voting Shares issued on business acquisition (note 3), shares			17,458,348
Ending balance, shares	48,496,492	48,404,753	48,404,753
Ending balance before business acquisition, value			$ 104,412
Subordinate Voting Shares issued on business acquisition (note 3), value			78,364
Ending balance, value			$ 182,776
Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			7,168,984
Ending balance, shares	7,168,984	7,168,984	7,168,984
Ending balance before business acquisition, value			$ 3,515
Ending balance, value			$ 3,515
Class A | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			24,104,841
Ending balance before business acquisition, value			$ 84,315
Class A-CRCD | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			1,773,212
Ending balance before business acquisition, value			$ 5,250
Class A-IQ | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			1,637,204
Ending balance before business acquisition, value			$ 4,847
Alithya AA | Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			7,168,984
Ending balance before business acquisition, value			$ 3,515
Alithya J | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			1,742,342
Ending balance before business acquisition, value			$ 5,000
Alithya K | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			1,182,164
Ending balance before business acquisition, value			$ 3,500
Alithya L | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance before business acquisition, shares			506,642
Ending balance before business acquisition, value			$ 1,500